INTANGIBLES (Details Narrative)		12 Months Ended
	May 01, 2015	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)		Nov. 01, 2015 USD ($)
Payments to intangible assets			$ 215,000	[1]
Amortization expense		$ 43,000
Software License Arrangement [Member] | Software License [Member]
Amortized period of intangible assets		5 years
Number of software programe | Number		3
Payments to intangible assets		$ 1,000
Frequency of intagible assets		Annual
Frequency payment of intagible assets		$ 100
Agreement cost		$ 215,000
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Amortization expense			$ 3,583
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Software License Arrangement [Member] | Software License [Member]
Payments for exclusive rights to mexican market					$ 20,000
License renewable term (in years)	10 years

[1]	As Restated